Segment Information - Schedule of Presents Revenue by Geographic Location (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Presents Revenue by Geographic Location [Line Items]
Total revenues	$ 10,665,266	$ 9,817,472
PRC [Member]
Schedule of Presents Revenue by Geographic Location [Line Items]
Total revenues	4,967,410	3,838,722
Japan [Member]
Schedule of Presents Revenue by Geographic Location [Line Items]
Total revenues	2,005,202	5,978,750
USA [Member]
Schedule of Presents Revenue by Geographic Location [Line Items]
Total revenues	2,785,759
Germany [Member]
Schedule of Presents Revenue by Geographic Location [Line Items]
Total revenues	782,821
Singapore [Member]
Schedule of Presents Revenue by Geographic Location [Line Items]
Total revenues	$ 124,074